Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 21,505
Ending balance	23,808	$ 21,505
Net investments in foreign operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), before tax, opening balance	1,059	1,495
Other comprehensive income (loss), before tax	1,653	(436)
Accumulated other comprehensive income (loss), before tax, ending balance	2,712	1,059
Hedges of net investments in foreign operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), before tax, opening balance	(452)	(530)
Other comprehensive income (loss), before tax	(262)	78
Accumulated other comprehensive income (loss), before tax, ending balance	(714)	(452)
Net unrealized foreign currency translation gains (losses)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Income tax recovery (expense), opening balance	4	7
Beginning balance	611	972
Other comprehensive income (loss) tax (expense) recovery	14	(3)
Other comprehensive income (loss)	1,405	(361)
Income tax recovery (expense), ending balance	18	4
Ending balance	2,016	611
Interest rate hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), before tax, opening balance	62	49
Other comprehensive income (loss), before tax	10	13
Accumulated other comprehensive income (loss), before tax, ending balance	72	62
Unrealized employee future benefits (losses) gains (Note 24)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), before tax, opening balance	(9)	(6)
Other comprehensive income (loss), before tax	2	(3)
Accumulated other comprehensive income (loss), before tax, ending balance	(7)	(9)
Cash flow hedges and unrealized employee future benefits (losses) gains
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Income tax recovery (expense), opening balance	(11)	(7)
Beginning balance	42	36
Other comprehensive income (loss) tax (expense) recovery	(3)	(4)
Other comprehensive income (loss)	9	6
Income tax recovery (expense), ending balance	(14)	(11)
Ending balance	51	42
Accumulated other comprehensive income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	653	1,008
Other comprehensive income (loss)	1,414	(355)
Ending balance	$ 2,067	$ 653